American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
November 30, 2023

Avantis Short-Term Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 73.6%
Aerospace and Defense — 0.7%
General Dynamics Corp., 3.50%, 5/15/25	856,000	836,492
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	780,000	759,347
L3Harris Technologies, Inc., 4.40%, 6/15/28	170,000	164,501
		1,760,340
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., 3.90%, 4/1/25	1,415,000	1,391,221
United Parcel Service, Inc., 3.05%, 11/15/27	840,000	789,983
		2,181,204
Automobile Components — 0.4%
Magna International, Inc., 5.98%, 3/21/26	1,000,000	1,000,983
Automobiles — 2.1%
American Honda Finance Corp., 2.15%, 9/10/24	617,000	601,022
American Honda Finance Corp., 1.00%, 9/10/25	1,066,000	991,369
American Honda Finance Corp., 4.70%, 1/12/28	465,000	458,520
General Motors Co., 6.80%, 10/1/27	11,000	11,433
General Motors Financial Co., Inc., 4.00%, 1/15/25	900,000	880,775
General Motors Financial Co., Inc., 2.70%, 8/20/27	500,000	450,033
Toyota Motor Corp., 5.12%, 7/13/28	1,000,000	1,017,553
Toyota Motor Credit Corp., 4.55%, 9/20/27	1,000,000	989,677
		5,400,382
Banks — 16.8%
African Development Bank, 0.875%, 7/22/26(1)	500,000	453,860
African Development Bank, 4.375%, 3/14/28	425,000	423,150
Asian Development Bank, 2.625%, 1/30/24	355,000	353,404
Asian Development Bank, 0.375%, 6/11/24	100,000	97,422
Asian Development Bank, 4.125%, 9/27/24	1,000,000	990,585
Asian Development Bank, 0.625%, 10/8/24	201,000	193,342
Asian Development Bank, 1.50%, 10/18/24	1,150,000	1,113,451
Asian Development Bank, 0.625%, 4/29/25	25,000	23,531
Asian Development Bank, 1.00%, 4/14/26	127,000	116,709
Asian Development Bank, 1.25%, 6/9/28	500,000	434,962
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	165,000	162,609
Asian Infrastructure Investment Bank, 0.50%, 10/30/24	1,154,000	1,105,331
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,350,000	1,312,021
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	304,000	297,188
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	400,000	388,724
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,300,000	1,296,818
Bank of America NA, 5.53%, 8/18/26	600,000	604,798
Bank of Montreal, 5.30%, 6/5/26	175,000	174,903
Bank of Montreal, 1.25%, 9/15/26	1,250,000	1,117,922
Bank of Nova Scotia, 3.45%, 4/11/25	290,000	281,815
Bank of Nova Scotia, 5.45%, 6/12/25	120,000	119,725
Bank of Nova Scotia, 2.70%, 8/3/26	909,000	849,264
Barclays PLC, 3.65%, 3/16/25	1,050,000	1,020,791
Citigroup, Inc., 3.30%, 4/27/25	1,188,000	1,152,969
Commonwealth Bank of Australia, 5.08%, 1/10/25	825,000	823,784
Commonwealth Bank of Australia, 5.32%, 3/13/26	1,000,000	1,005,783
Cooperatieve Rabobank UA, 3.375%, 5/21/25	1,500,000	1,458,778
Council Of Europe Development Bank, 2.50%, 2/27/24	500,000	496,558

Council Of Europe Development Bank, 1.375%, 2/27/25	214,000	204,421
Council Of Europe Development Bank, 3.00%, 6/16/25	20,000	19,400
Discover Bank, 2.45%, 9/12/24	800,000	776,031
European Bank for Reconstruction & Development, 0.50%, 5/19/25	500,000	468,184
European Investment Bank, 0.375%, 7/24/24	351,000	340,175
European Investment Bank, 1.375%, 3/15/27	230,000	208,284
European Investment Bank, 4.50%, 10/16/28	500,000	502,119
Export Development Canada, 2.625%, 2/21/24	700,000	695,606
Export Development Canada, 3.375%, 8/26/25	100,000	97,506
Export Development Canada, 3.875%, 2/14/28	300,000	293,055
HSBC Holdings PLC, 3.90%, 5/25/26	300,000	288,376
Inter-American Development Bank, 3.25%, 7/1/24	220,000	217,284
International Bank for Reconstruction & Development, 2.50%, 3/19/24	350,000	347,008
International Bank for Reconstruction & Development, 1.50%, 8/28/24	1,175,000	1,142,824
International Bank for Reconstruction & Development, 0.50%, 10/28/25	145,000	133,741
International Bank for Reconstruction & Development, 0.875%, 7/15/26	240,000	218,142
International Bank for Reconstruction & Development, 4.625%, 8/1/28	86,000	86,652
JPMorgan Chase & Co., 3.90%, 7/15/25	1,488,000	1,456,319
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	525,000	517,945
Kreditanstalt fuer Wiederaufbau, 3.375%, 8/23/24	500,000	493,052
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	145,000	141,679
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	368,000	344,311
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	195,000	178,846
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,000,000	955,717
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	946,484
National Australia Bank Ltd., 2.50%, 7/12/26	1,550,000	1,452,594
National Australia Bank Ltd., 4.94%, 1/12/28	775,000	770,556
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	1,055,000	1,010,405
PNC Bank NA, 2.50%, 8/27/24	1,100,000	1,074,892
PNC Bank NA, 2.95%, 2/23/25	450,000	435,077
Royal Bank of Canada, 4.95%, 4/25/25	135,000	134,081
Royal Bank of Canada, 4.875%, 1/12/26	400,000	396,690
Royal Bank of Canada, 6.00%, 11/1/27	845,000	868,483
Santander Holdings USA, Inc., 4.50%, 7/17/25	834,000	813,958
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,000,000	1,013,432
Toronto-Dominion Bank, 4.29%, 9/13/24	300,000	296,994
Toronto-Dominion Bank, 4.11%, 6/8/27	1,300,000	1,251,013
US Bancorp, 3.95%, 11/17/25	1,000,000	972,369
Wells Fargo & Co., 3.00%, 10/23/26	1,400,000	1,311,584
Westpac Banking Corp., 5.35%, 10/18/24	100,000	99,898
Westpac Banking Corp., 2.85%, 5/13/26	1,850,000	1,757,385
Westpac Banking Corp., 5.46%, 11/18/27	710,000	719,925
		43,322,694
Beverages — 0.7%
Constellation Brands, Inc., 4.40%, 11/15/25	765,000	749,795
Constellation Brands, Inc., 4.35%, 5/9/27	160,000	156,131
Diageo Capital PLC, 5.30%, 10/24/27	800,000	811,309
		1,717,235
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 5/14/26	610,000	585,394
Broadline Retail — 0.9%
Amazon.com, Inc., 5.20%, 12/3/25	225,000	226,164
Amazon.com, Inc., 3.15%, 8/22/27	1,500,000	1,421,579
Amazon.com, Inc., 1.65%, 5/12/28	800,000	706,978
		2,354,721

Capital Markets — 3.4%
Bank of New York Mellon Corp., 1.60%, 4/24/25	1,250,000	1,187,519
Brookfield Finance, Inc., 3.90%, 1/25/28	225,000	211,603
Charles Schwab Corp., 3.75%, 4/1/24	100,000	99,299
Charles Schwab Corp., 3.85%, 5/21/25	523,000	509,523
CME Group, Inc., 3.00%, 3/15/25	2,213,000	2,155,937
Goldman Sachs Group, Inc., 3.75%, 5/22/25	260,000	252,821
Goldman Sachs Group, Inc., 3.85%, 1/26/27	1,115,000	1,071,008
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	195,212
Lazard Group LLC, 3.75%, 2/13/25	712,000	692,566
Morgan Stanley, 4.00%, 7/23/25	385,000	376,216
Morgan Stanley, 3.125%, 7/27/26	525,000	496,497
Nasdaq, Inc., 5.65%, 6/28/25	65,000	65,179
State Street Corp., 3.55%, 8/18/25	1,369,000	1,330,659
		8,644,039
Chemicals — 0.2%
Linde, Inc., 2.65%, 2/5/25	463,000	449,097
Construction Materials — 0.5%
Vulcan Materials Co., 5.80%, 3/1/26	1,250,000	1,249,613
Consumer Finance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.75%, 6/6/28	1,250,000	1,245,859
American Express Co., 3.95%, 8/1/25	40,000	39,069
American Express Co., 4.90%, 2/13/26	170,000	168,945
		1,453,873
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp., 2.75%, 5/18/24(1)	1,500,000	1,483,620
Dollar Tree, Inc., 4.00%, 5/15/25	1,293,000	1,259,392
Target Corp., 2.25%, 4/15/25	1,820,000	1,751,307
Walmart, Inc., 3.30%, 4/22/24	565,000	560,165
Walmart, Inc., 2.85%, 7/8/24	800,000	788,293
		5,842,777
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	96,000	93,659
Packaging Corp. of America, 3.65%, 9/15/24	800,000	786,779
		880,438
Diversified Consumer Services — 0.1%
Yale University, 0.87%, 4/15/25	300,000	283,536
Diversified REITs — 2.3%
Digital Realty Trust LP, 4.45%, 7/15/28	1,000,000	953,721
ERP Operating LP, 3.375%, 6/1/25	601,000	582,310
Extra Space Storage LP, 5.70%, 4/1/28	1,000,000	1,002,559
Host Hotels & Resorts LP, 3.875%, 4/1/24	850,000	842,482
Prologis LP, 3.25%, 10/1/26	245,000	232,902
Simon Property Group LP, 3.375%, 12/1/27	175,000	162,875
Simon Property Group LP, 1.75%, 2/1/28	300,000	261,278
Spirit Realty LP, 4.45%, 9/15/26	322,000	312,109
Ventas Realty LP, 3.85%, 4/1/27	700,000	659,370
WP Carey, Inc., 4.00%, 2/1/25	913,000	893,647
		5,903,253
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.10%, 2/15/28	165,000	158,351
Electric Utilities — 3.4%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	1,888,000	1,854,972
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	1,350,000	1,246,796
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	242,000	230,818

DTE Electric Co., Series A, 1.90%, 4/1/28	600,000	527,344
Edison International, 4.70%, 8/15/25	1,050,000	1,027,078
Edison International, 4.125%, 3/15/28	750,000	705,393
Entergy Louisiana LLC, 2.40%, 10/1/26	450,000	414,998
Florida Power & Light Co., 5.05%, 4/1/28	550,000	551,370
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	66,000	59,518
Pacific Gas & Electric Co., 5.45%, 6/15/27	1,000,000	987,231
Public Service Electric & Gas Co., 2.25%, 9/15/26	100,000	92,893
Sierra Pacific Power Co., 2.60%, 5/1/26	675,000	636,449
Southwestern Electric Power Co., 1.65%, 3/15/26	414,000	381,182
		8,716,042
Electronic Equipment, Instruments and Components — 0.9%
Avnet, Inc., 4.625%, 4/15/26	285,000	277,360
Flex Ltd., 3.75%, 2/1/26	443,000	423,813
Jabil, Inc., 1.70%, 4/15/26	705,000	645,567
Keysight Technologies, Inc., 4.55%, 10/30/24	848,000	837,117
Trimble, Inc., 4.75%, 12/1/24	190,000	187,315
		2,371,172
Financial Services — 0.8%
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/7/28	1,040,000	971,598
UBS AG, 5.65%, 9/11/28	1,000,000	1,012,078
Voya Financial, Inc., 3.65%, 6/15/26	15,000	14,319
		1,997,995
Food Products — 0.5%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	1,059,000	991,871
Hershey Co., 2.05%, 11/15/24	273,000	264,648
		1,256,519
Gas Utilities — 0.5%
Southern California Gas Co., 3.15%, 9/15/24	1,450,000	1,422,459
Ground Transportation — 1.2%
Canadian National Railway Co., 2.75%, 3/1/26	1,975,000	1,882,044
Ryder System, Inc., 2.50%, 9/1/24	598,000	583,483
Ryder System, Inc., 3.35%, 9/1/25	624,000	600,327
		3,065,854
Health Care Equipment and Supplies — 0.6%
Baxter International, Inc., 2.60%, 8/15/26	9,000	8,365
DH Europe Finance II Sarl, 2.20%, 11/15/24	200,000	193,854
Medtronic Global Holdings SCA, 4.25%, 3/30/28	1,350,000	1,323,070
		1,525,289
Health Care Providers and Services — 3.4%
Aetna, Inc., 3.50%, 11/15/24	1,140,000	1,117,084
Cardinal Health, Inc., 3.50%, 11/15/24	1,187,000	1,162,481
CVS Health Corp., 2.875%, 6/1/26	70,000	66,192
Elevance Health, Inc., 2.375%, 1/15/25	290,000	279,998
Elevance Health, Inc., 4.10%, 3/1/28	70,000	67,562
HCA, Inc., 5.25%, 6/15/26	270,000	267,736
HCA, Inc., 4.50%, 2/15/27	1,100,000	1,067,203
Humana, Inc., 5.70%, 3/13/26	1,350,000	1,350,034
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,200,000	1,172,171
Quest Diagnostics, Inc., 3.45%, 6/1/26	627,000	600,434
UnitedHealth Group, Inc., 3.50%, 2/15/24	1,600,000	1,593,266
		8,744,161
Hotels, Restaurants and Leisure — 1.6%
Booking Holdings, Inc., 3.65%, 3/15/25	425,000	416,267
Booking Holdings, Inc., 3.60%, 6/1/26	1,350,000	1,305,547

Expedia Group, Inc., 4.625%, 8/1/27	1,443,000	1,405,207
Hyatt Hotels Corp., 4.85%, 3/15/26	665,000	653,170
Starbucks Corp., 3.80%, 8/15/25	393,000	383,231
		4,163,422
Household Durables — 1.1%
Lennar Corp., 4.75%, 5/30/25	750,000	739,857
Lennar Corp., 5.25%, 6/1/26	600,000	595,943
Lennar Corp., 4.75%, 11/29/27	200,000	196,072
PulteGroup, Inc., 5.00%, 1/15/27	1,450,000	1,440,596
		2,972,468
Household Products — 0.1%
Clorox Co., 3.90%, 5/15/28	250,000	237,761
Industrial Conglomerates — 0.6%
3M Co., 2.65%, 4/15/25	1,600,000	1,540,095
Insurance — 1.0%
Allstate Corp., 0.75%, 12/15/25	1,250,000	1,140,165
Brown & Brown, Inc., 4.20%, 9/15/24	85,000	84,041
Chubb INA Holdings, Inc., 3.35%, 5/15/24	1,350,000	1,336,063
		2,560,269
Interactive Media and Services — 0.7%
Meta Platforms, Inc., 3.50%, 8/15/27	1,650,000	1,578,267
Meta Platforms, Inc., 4.60%, 5/15/28	250,000	248,647
		1,826,914
IT Services — 1.4%
International Business Machines Corp., 3.625%, 2/12/24	650,000	647,429
International Business Machines Corp., 7.00%, 10/30/25	500,000	517,917
International Business Machines Corp., 4.50%, 2/6/28	750,000	738,196
VeriSign, Inc., 5.25%, 4/1/25	1,650,000	1,639,529
		3,543,071
Machinery — 0.9%
Caterpillar Financial Services Corp., 1.45%, 5/15/25	873,000	828,208
Cummins, Inc., 0.75%, 9/1/25	900,000	835,340
John Deere Capital Corp., 4.95%, 7/14/28	360,000	360,917
PACCAR Financial Corp., 4.95%, 8/10/28	340,000	341,530
		2,365,995
Media — 1.4%
Comcast Corp., 3.375%, 8/15/25	1,906,000	1,849,590
Discovery Communications LLC, 4.90%, 3/11/26	795,000	785,749
Walt Disney Co., 3.375%, 11/15/26	1,000,000	958,489
		3,593,828
Metals and Mining — 1.0%
ArcelorMittal SA, 4.55%, 3/11/26	330,000	322,719
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	450,000	461,335
BHP Billiton Finance USA Ltd., 4.75%, 2/28/28	1,750,000	1,733,978
		2,518,032
Multi-Utilities — 0.5%
Black Hills Corp., 3.15%, 1/15/27	242,000	224,720
Consumers Energy Co., 4.65%, 3/1/28	1,050,000	1,035,276
Sempra, 3.25%, 6/15/27	64,000	59,689
		1,319,685
Oil, Gas and Consumable Fuels — 6.3%
Boardwalk Pipelines LP, 4.45%, 7/15/27	900,000	863,974
BP Capital Markets America, Inc., 3.02%, 1/16/27	1,075,000	1,015,812
BP Capital Markets America, Inc., 3.59%, 4/14/27	1,100,000	1,054,935
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,150,000	1,139,600

Chevron Corp., 2.90%, 3/3/24	66,000	65,543
Continental Resources, Inc., 4.375%, 1/15/28	500,000	473,426
Coterra Energy, Inc., 3.90%, 5/15/27	75,000	71,516
Enbridge, Inc., 4.25%, 12/1/26	450,000	437,534
Energy Transfer LP, 4.75%, 1/15/26	888,000	872,963
Energy Transfer LP, 5.50%, 6/1/27	400,000	399,667
Energy Transfer LP, 5.55%, 2/15/28	900,000	904,419
Enterprise Products Operating LLC, 3.90%, 2/15/24	285,000	283,894
Equinor ASA, 3.70%, 3/1/24	841,000	837,400
Equinor ASA, 7.25%, 9/23/27	483,000	521,882
Exxon Mobil Corp., 2.99%, 3/19/25	1,000,000	973,506
Kinder Morgan, Inc., 4.30%, 3/1/28	495,000	476,598
Marathon Oil Corp., 4.40%, 7/15/27	1,244,000	1,192,484
Phillips 66, 3.85%, 4/9/25	480,000	469,819
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/26	820,000	797,117
Targa Resources Corp., 5.20%, 7/1/27	1,250,000	1,241,424
TotalEnergies Capital International SA, 2.43%, 1/10/25	875,000	849,162
Williams Cos., Inc., 4.00%, 9/15/25	1,338,000	1,301,635
		16,244,310
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	98,000	94,728
Kenvue, Inc., 5.50%, 3/22/25	1,950,000	1,955,797
Kenvue, Inc., 5.05%, 3/22/28	145,000	146,061
		2,196,586
Pharmaceuticals — 2.8%
Astrazeneca Finance LLC, 0.70%, 5/28/24	650,000	635,056
Astrazeneca Finance LLC, 1.20%, 5/28/26	499,000	456,191
Bristol-Myers Squibb Co., 2.90%, 7/26/24	431,000	423,958
Bristol-Myers Squibb Co., 3.45%, 11/15/27	1,000,000	954,224
GlaxoSmithKline Capital PLC, 3.00%, 6/1/24	537,000	531,258
Novartis Capital Corp., 1.75%, 2/14/25	1,563,000	1,502,505
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	400,000	392,855
Pfizer, Inc., 2.95%, 3/15/24	1,205,000	1,196,065
Royalty Pharma PLC, 1.20%, 9/2/25	1,270,000	1,172,730
		7,264,842
Real Estate Management and Development — 0.2%
CBRE Services, Inc., 4.875%, 3/1/26	409,000	400,744
Residential REITs — 0.6%
AvalonBay Communities, Inc., 2.95%, 5/11/26	775,000	733,736
UDR, Inc., 3.50%, 7/1/27	800,000	748,532
		1,482,268
Retail REITs — 1.3%
Federal Realty OP LP, 3.25%, 7/15/27	750,000	693,156
Kimco Realty OP LLC, 3.30%, 2/1/25	1,088,000	1,057,413
NNN REIT, Inc., 3.50%, 10/15/27	500,000	462,268
Realty Income Corp., 3.875%, 4/15/25	1,300,000	1,271,385
		3,484,222
Semiconductors and Semiconductor Equipment — 2.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,375,000	1,321,838
Intel Corp., 3.40%, 3/25/25	1,000,000	976,798
Intel Corp., 4.875%, 2/10/28	1,150,000	1,150,678
Lam Research Corp., 3.80%, 3/15/25	650,000	637,770
Marvell Technology, Inc., 1.65%, 4/15/26	380,000	349,217
Micron Technology, Inc., 4.98%, 2/6/26	795,000	787,349
Micron Technology, Inc., 4.19%, 2/15/27	900,000	866,008

Xilinx, Inc., 2.95%, 6/1/24	950,000	937,764
		7,027,422
Software — 0.2%
Oracle Corp., 2.50%, 4/1/25	500,000	480,479
Specialized REITs — 1.2%
American Tower Corp., 3.65%, 3/15/27	825,000	777,758
American Tower Corp., 3.55%, 7/15/27	750,000	706,079
Crown Castle, Inc., 4.45%, 2/15/26	1,325,000	1,292,566
Crown Castle, Inc., 3.70%, 6/15/26	92,000	87,845
Crown Castle, Inc., 4.80%, 9/1/28	165,000	159,497
		3,023,745
Specialty Retail — 1.0%
AutoNation, Inc., 3.50%, 11/15/24	800,000	781,269
AutoZone, Inc., 3.75%, 6/1/27	388,000	371,232
Ross Stores, Inc., 4.60%, 4/15/25	1,488,000	1,470,086
		2,622,587
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc., 3.00%, 2/9/24	147,000	146,250
Apple, Inc., 3.45%, 5/6/24	1,750,000	1,735,045
Dell International LLC / EMC Corp., 6.02%, 6/15/26	656,000	663,311
Dell International LLC / EMC Corp., 4.90%, 10/1/26	225,000	222,125
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,529,000	1,514,368
		4,281,099
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp., 3.75%, 9/15/25	1,320,000	1,282,421
Trading Companies and Distributors — 0.3%
Air Lease Corp., 3.25%, 3/1/25	850,000	820,397
Air Lease Corp., 2.875%, 1/15/26	50,000	47,065
		867,462
TOTAL CORPORATE BONDS (Cost $191,380,712)		189,587,148
U.S. TREASURY SECURITIES AND EQUIVALENTS — 22.6%
Israel Government AID Bond, 5.50%, 12/4/23	250,000	250,000
U.S. Treasury Notes, 0.875%, 1/31/24	1,900,000	1,885,836
U.S. Treasury Notes, 1.50%, 2/29/24	2,350,000	2,327,538
U.S. Treasury Notes, 0.375%, 4/15/24	1,450,000	1,423,971
U.S. Treasury Notes, 0.25%, 6/15/24	2,025,000	1,971,342
U.S. Treasury Notes, 0.375%, 7/15/24	2,125,000	2,061,644
U.S. Treasury Notes, 2.375%, 8/15/24	2,100,000	2,057,414
U.S. Treasury Notes, 2.125%, 9/30/24	2,500,000	2,436,817
U.S. Treasury Notes, 1.50%, 10/31/24	2,150,000	2,078,706
U.S. Treasury Notes, 1.50%, 11/30/24(2)	2,220,000	2,140,322
U.S. Treasury Notes, 1.125%, 1/15/25	2,000,000	1,913,594
U.S. Treasury Notes, 1.50%, 2/15/25	2,000,000	1,917,148
U.S. Treasury Notes, 2.75%, 2/28/25	1,500,000	1,458,809
U.S. Treasury Notes, 0.375%, 9/30/27	3,950,000	3,396,769
U.S. Treasury Notes, 0.625%, 11/30/27	4,985,000	4,305,502
U.S. Treasury Notes, 0.75%, 1/31/28	5,250,000	4,533,560
U.S. Treasury Notes, 1.125%, 2/29/28	6,400,000	5,603,375
U.S. Treasury Notes, 1.25%, 4/30/28	6,370,000	5,582,832
U.S. Treasury Notes, 1.25%, 6/30/28	6,800,000	5,932,469
U.S. Treasury Notes, 1.00%, 7/31/28	5,800,000	4,988,340
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $59,253,327)		58,265,988

U.S. GOVERNMENT AGENCY SECURITIES — 2.1%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	51,000	50,169
Federal Farm Credit Banks Funding Corp., 4.625%, 12/5/24	116,000	115,147
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	250,000	239,410
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	198,000	197,474
FHLB, 3.375%, 12/8/23	250,000	249,887
FHLB, 3.625%, 2/28/24	1,000,000	995,568
FHLB, 5.42%, 3/6/24	600,000	599,937
FHLB, 1.50%, 8/15/24	170,000	165,622
FHLMC, 0.25%, 12/4/23	100,000	99,957
FHLMC, 5.31%, 11/15/24	750,000	748,673
FHLMC, 4.00%, 11/25/24	550,000	543,580
FHLMC, 0.375%, 7/21/25	115,000	107,095
FNMA, 2.625%, 9/6/24	875,000	857,626
FNMA, 1.625%, 1/7/25	250,000	240,770
FNMA, 0.375%, 8/25/25	25,000	23,169
Tennessee Valley Authority, 0.75%, 5/15/25	175,000	164,527
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,448,033)		5,398,611
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Sweden — 0.7%
Svensk Exportkredit AB, 1.75%, 12/12/23	1,000,000	999,157
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	492,944
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	324,473
(Cost 1,826,491)		1,816,574
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $1,322,250)	1,322,250	1,322,250
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $259,230,813)		256,390,571
OTHER ASSETS AND LIABILITIES — 0.5%		1,189,377
TOTAL NET ASSETS — 100.0%		$257,579,948

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	50	March 2024	$5,342,578	$20,606
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AID	–	Agency for International Development
Equivalent	–	Security whose payments are secured by the U.S. Treasury
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,294,259. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $151,365.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,322,250.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$189,587,148	—
U.S. Treasury Securities and Equivalents	—	58,265,988	—
U.S. Government Agency Securities	—	5,398,611	—
Sovereign Governments and Agencies	—	1,816,574	—
Short-Term Investments	$1,322,250	—	—
	$1,322,250	$255,068,321	—
Other Financial Instruments
Futures Contracts	$20,606	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.